Stock Options, Stock Purchase Plan and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair value of each stock option award granted

	2012	2011

Expected term (in years)	3.7	3.6
Risk-free interest rate (%)	0.6%	1.18%
Expected volatility (%)	51%	55%
Dividend yield (%)	0%	0%

Weighted average fair value/share at grant date	$0.73	$0.51

Status of our stock options and stock awards

	Number Of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	5,470,044	$0.87

Granted	519,000	1.39
Exercised	(382,500)	0.95
Canceled	(827,374)	1.15

Outstanding at December 31, 2011	4,779,170	0.87

Granted	1,298,000	1.64
Exercised	(197,209)	1.02
Canceled	(102,747)	1.60

Outstanding at December 31, 2012	5,777,214	1.02

Exercisable at December 31, 2012	4,074,834	$0.79

Summarizes information about our options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.30	975,000	1.9	$0.25	975,000	1.9	$0.25
0.31 – 0.46	5,000	3.2	0.31	5,000	3.2	0.31
0.47 – 0.61	101,500	3.3	0.50	101,500	3.3	0.50
0.62 – 0.83	1,988,674	2.9	0.77	1,973,922	2.9	0.77
0.84 – 1.08	254,497	1.9	1.03	216,622	1.8	1.03
1.09 – 1.47	1,111,918	3.5	1.42	511,790	3.3	1.43
1.48 – 1.84	1,340,625	3.7	1.67	291,000	2.7	1.58

	5,777,214	3.0	$1.02	4,074,834	2.6	$0.79

Valuation of option items under trinomial lattice model

Expected term in years	3.8
Risk-free interest rate (%)	0.4%
Weighted average expected volatility (%)	53%
Dividend yield (%)	0%

Warrants issued to members of board of directors

Type of Exercise	Warrant Shares	Exercise Price / Share	Cash Received	Common Stock Shares Issued
For cash	175,000	$1.50	$262,500	175,000
Cashless net exercise	725,000	$1.50	$—	75,066
Expired unexercised	98,417	$1.50	$—	—

Warrant activity is summarized

	Shares	Weighted Average Exercise Price

Warrants outstanding, December 31, 2010	6,326,750	0.65
Granted	—	—
Exercised	(4,170,000)	0.29
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2011	2,156,750	1.34
Granted	200,000	1.43
Exercised	(900,000)	1.50
Expired	(98,417)	1.50
Cancelled	—	—

Warrants outstanding, December 31, 2012	1,358,333	$1.24

Summarizes information on warrants outstanding

Number outstanding	Exercise price	Issued	Expire

83,333	$0.75	02/09/2009	02/08/2014
625,000	$1.05	03/16/2009	03/15/2014
450,000	$1.50	5/3/2010	5/2/2017
200,000	$1.43	1/12/2012	1/12/2017

1,358,333	$1.24

Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Valuation of option items under trinomial lattice model

Expected term in years	3.7
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Valuation of option items under trinomial lattice model

Expected term in years	3.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%